Note 7 - Equity (Details)	Jun. 30, 2025 shares
Common Stock, Shares Authorized	5,000,000,000
Common Stock, Shares, Issued	2,000,000,000
Common Stock, Shares, Outstanding	2,000,000,000
Series A Preferred Stock
Preferred Stock, Shares Authorized	15,000
Series B Preferred Stock
Preferred Stock, Shares Authorized	20,000
Preferred Stock, Shares Issued	12,850
Preferred Stock, Shares Outstanding	12,850
Series C Preferred Stock
Preferred Stock, Shares Authorized	2,500
Preferred Stock, Shares Issued	2,500
Preferred Stock, Shares Outstanding	2,500
Series D Preferred Stock
Preferred Stock, Shares Authorized	10,000
Preferred Stock, Shares Issued	810
Preferred Stock, Shares Outstanding	810
Common Stock
Common Stock, Shares Authorized	5,000,000,000